Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 22, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Mar. 30, 2017
C000176936
Account Value [Line Items]
Line Graph and Table Measure Name	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NAV)
Account Value	$ 16,215	$ 16,092	$ 16,131	$ 16,311	$ 15,615	$ 15,687	$ 16,181	$ 16,491	$ 16,166	$ 15,747	$ 15,128	$ 15,293	$ 15,268	$ 15,619	$ 15,901	$ 15,800	$ 16,039	$ 16,168	$ 15,237	$ 14,764	$ 15,667	$ 15,829	$ 15,867	$ 16,593	$ 16,522	$ 16,706	$ 16,011	$ 15,766	$ 17,078	$ 17,014	$ 16,383	$ 18,398	$ 18,017	$ 17,291	$ 15,880	$ 15,031	$ 13,951	$ 13,414	$ 14,134	$ 13,763		$ 13,117	$ 13,176	$ 12,933	$ 12,582	$ 12,147	$ 11,268	$ 11,477	$ 10,820	$ 10,590	$ 10,034	$ 9,580	$ 9,573	$ 9,779	$ 9,239	$ 8,662	$ 8,417	$ 8,072	$ 8,049	$ 8,987	$ 9,449	$ 10,108	$ 9,612	$ 9,779	$ 9,594	$ 9,439	$ 9,683	$ 9,790	$ 9,567	$ 9,931	$ 9,991	$ 10,015	$ 9,913	$ 9,417	$ 9,635	$ 10,079	$ 10,308	$ 10,119	$ 10,304	$ 10,494	$ 10,916	$ 10,716	$ 10,404	$ 10,568	$ 10,656	$ 10,308	$ 10,224	$ 10,112	$ 9,920	$ 9,932	$ 9,904	$ 9,660	$ 9,676	$ 9,872	$ 10,000	$ 10,000
C000176935
Account Value [Line Items]
Line Graph and Table Measure Name	abrdn Bloomberg All Commodity Strategy K-1 Free ETF (NAV)
Account Value	$ 13,288	13,133	13,127	13,302	12,717	12,743	13,231	13,465	13,179	12,866	12,463	12,645	12,600	12,950	13,270	13,220	13,326	13,464	12,625	12,149	12,906	13,007	13,013	13,695	13,814	14,173	13,677	13,469	14,647	14,699	14,162	15,862	15,560	14,976	13,849	13,010	11,988	11,609	12,514	12,209		11,596	11,644	11,470	11,239	10,961	10,126	10,348	9,734	9,525	9,079	8,738	8,600	8,898	8,345	7,892	7,730	7,412	7,537	8,643	9,060	9,796	9,322	9,568	9,376	9,266	9,444	9,525	9,278	9,627	9,657	9,678	9,597	9,151	9,774	9,842	10,069	9,882	10,052	10,275	10,663	10,498	10,246	10,313	10,524	10,305	10,016	10,082	9,872	9,884	9,872	9,644	9,652	9,816	10,012	10,000
C000229118
Account Value [Line Items]
Line Graph and Table Measure Name	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (NAV)
Account Value	$ 9,459	9,725	9,879	10,210	9,579	9,304	9,895	10,519	10,282	9,075	8,893	8,959	9,152	8,812	8,774	9,156	9,008	9,475	8,850	8,777	9,563	9,882	9,963	10,935	10,137	9,978	8,666	8,721	9,328	9,598	9,407	11,232	11,954	12,812	11,519	10,779	10,480	9,862	10,147	9,685	$ 10,000
Aberdeen Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Account Value	$ 28,451	29,146	27,530	27,782	27,201	26,557	26,238	25,329	24,132	25,160	24,375	23,140	22,757	21,769	19,947	20,375	21,395	21,742	21,065	19,759	19,674	19,371	18,685	19,153	18,020	19,122	18,110	16,754	18,453	19,238	17,614	19,198	19,163	20,994	20,242	20,867	22,006	21,062	21,209	19,820		20,787	20,174	19,706	19,256	19,122	18,154	17,392	16,925	17,098	16,465	14,840	15,246	15,848	14,785	13,996	13,723	13,099	11,611	13,247	14,435	14,441	14,018	13,527	13,240	12,997	13,206	13,019	12,162	12,987	12,482	12,244	11,863	10,983	12,073	11,832	12,700	12,628	12,229	11,791	11,718	11,443	11,399	11,696	12,144	11,486	11,360	11,022	10,771	10,553	10,521	10,309	10,245	10,103	10,000	10,000
Aberdeen Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Account Value	$ 28,451	29,146	27,530	27,782	27,201	26,557	26,238	25,329	24,132	25,160	24,375	23,140	22,757	21,769	19,947	20,375	21,395	21,742	21,065	19,759	19,674	19,371	18,685	19,153	18,020	19,122	18,110	16,754	18,453	19,238	17,614	19,198	19,163	20,994	20,242	20,867	22,006	21,062	21,209	19,820		20,787	20,174	19,706	19,256	19,122	18,154	17,392	16,925	17,098	16,465	14,840	15,246	15,848	14,785	13,996	13,723	13,099	11,611	13,247	14,435	14,441	14,018	13,527	13,240	12,997	13,206	13,019	12,162	12,987	12,482	12,244	11,863	10,983	12,073	11,832	12,700	12,628	12,229	11,791	11,718	11,443	11,399	11,696	12,144	11,486	11,360	11,022	10,771	10,553	10,521	10,309	10,245	10,103	10,000	10,000
Aberdeen Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Account Value	$ 14,355	14,705	13,890	14,017	13,724	13,399	13,238	12,779	12,176	12,694	12,298	11,675	11,482	10,983	10,064	10,280	10,795	10,969	10,628	9,969	9,926	9,774	9,427	9,663	9,092	9,648	9,137	8,453	9,310	9,706	8,887	9,686	9,668	10,592	10,213	10,528	11,103	10,626	10,701	10,000	10,000
Aberdeen Index: BCOM
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 13,807	13,667	13,612	13,869	13,226	13,220	13,776	13,991	13,750	13,389	12,960	13,154	13,102	13,464	13,774	13,738	13,834	13,941	13,120	12,610	13,364	13,465	13,493	14,158	14,228	14,585	14,196	13,919	15,147	15,134	14,515	16,268	16,023	15,386	14,162	13,331	12,255	11,838	12,772	12,450		11,860	11,895	11,680	11,468	11,163	10,309	10,535	9,895	9,642	9,185	8,873	8,750	9,053	8,480	8,022	7,843	7,517	7,634	8,756	9,220	9,952	9,475	9,724	9,531	9,420	9,644	9,709	9,455	9,785	9,826	9,844	9,745	9,242	9,925	9,982	10,202	10,010	10,190	10,412	10,790	10,639	10,371	10,436	10,619	10,413	10,111	10,158	9,944	9,959	9,919	9,700	9,719	9,849	10,000	10,000
ABERDEEN INDEX: Bloomberg Commodity Index 3 Month Forward Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index 3 Month Forward Total Return
Account Value	$ 16,838	16,710	16,694	16,957	16,225	16,257	16,808	17,141	16,813	16,330	15,695	15,869	15,855	16,222	16,451	16,356	16,591	16,704	15,796	15,305	16,200	16,346	16,371	17,094	17,026	17,153	16,547	16,227	17,561	17,500	16,750	18,789	18,471	17,676	16,186	15,282	14,244	13,609	14,346	13,995		13,371	13,351	13,080	12,757	12,318	11,424	11,633	10,975	10,701	10,136	9,730	9,695	9,942	9,394	8,849	8,592	8,320	8,303	9,193	9,665	10,341	9,819	9,999	9,807	9,688	9,944	10,009	9,760	10,105	10,172	10,205	10,066	9,538	9,794	10,171	10,409	10,276	10,442	10,623	11,044	10,851	10,596	10,630	10,749	10,519	10,236	10,213	10,015	10,005	9,957	9,726	9,730	9,874	10,000	10,000
Aberdeen Index: BCOM
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 13,807	13,667	13,612	13,869	13,226	13,220	13,776	13,991	13,749	13,389	12,960	13,154	13,102	13,464	13,774	13,738	13,834	13,941	13,120	12,610	13,364	13,465	13,493	14,158	14,228	14,585	14,196	13,919	15,147	15,134	14,515	16,268	16,023	15,386	14,162	13,331	12,255	11,838	12,772	12,450		$ 11,860	$ 11,895	$ 11,680	$ 11,468	$ 11,163	$ 10,309	$ 10,535	$ 9,895	$ 9,642	$ 9,185	$ 8,873	$ 8,750	$ 9,053	$ 8,480	$ 8,022	$ 7,843	$ 7,517	$ 7,634	$ 8,756	$ 9,220	$ 9,952	$ 9,475	$ 9,724	$ 9,531	$ 9,420	$ 9,644	$ 9,709	$ 9,455	$ 9,785	$ 9,826	$ 9,844	$ 9,745	$ 9,242	$ 9,925	$ 9,982	$ 10,202	$ 10,010	$ 10,190	$ 10,412	$ 10,790	$ 10,639	$ 10,371	$ 10,436	$ 10,619	$ 10,413	$ 10,111	$ 10,158	$ 9,944	$ 9,959	$ 9,919	$ 9,700	$ 9,719	$ 9,849	$ 10,000	$ 10,000
Aberdeen Index: BCOM
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 11,090	10,978	10,933	11,140	10,623	10,618	11,065	11,238	11,044	10,754	10,410	10,565	10,524	10,814	11,064	11,034	11,112	11,197	10,538	10,129	10,734	10,815	10,837	11,372	11,428	11,715	11,402	11,180	12,166	12,156	11,659	13,066	12,870	12,358	11,375	10,708	9,844	9,508	10,258	10,000	10,000
ABERDEEN INDEX: Bloomberg Industrial Metals Total Return Subindex
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Industrial Metals Total Return Subindex
Account Value	$ 9,972	$ 10,282	$ 10,406	$ 10,807	$ 10,117	$ 9,784	$ 10,496	$ 11,088	$ 10,891	$ 9,560	$ 9,396	$ 9,448	$ 9,631	$ 9,258	$ 9,226	$ 9,616	$ 9,467	$ 9,932	$ 9,289	$ 9,184	$ 10,022	$ 10,378	$ 10,413	$ 11,460	$ 10,600	$ 10,368	$ 9,052	$ 9,103	$ 9,712	$ 9,977	$ 9,817	$ 11,682	$ 12,488	$ 13,329	$ 11,894	$ 11,182	$ 10,861	$ 10,208	$ 10,451	$ 10,000	$ 10,000